Debt - Contractual Maturities of Recourse and Nonrecourse Debt Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Held-to-Maturity Securities [Line Items]
2025 (remainder)	$ 0
2026	190,553
2027	60,946
2028	0
2029	0
Thereafter	199,129
Total	450,628	$ 474,855
Recourse Debt
Schedule of Held-to-Maturity Securities [Line Items]
2025 (remainder)	0
2026	138,554	61,868
2027	0	108,568
2028	0
2029	0
Thereafter	0
Total	138,554	170,436
Nonrecourse Debt
Schedule of Held-to-Maturity Securities [Line Items]
2025 (remainder)	0
2026	51,999	153,717
2027	60,946	0
2028	0
2029	0
Thereafter	199,129
Total	$ 312,074	$ 153,717